CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Net (loss) income	$ (45,883)	$ 3,529	$ (41,183)
Other comprehensive (loss) income, net of tax of nil:
Change in cumulative foreign currency translation adjustments	(2,234)	1,785	(1,036)
Total comprehensive (loss) income	(48,117)	5,314	(42,219)
Less: comprehensive loss attributable to non-controlling interests	(5,412)	(3,201)	(3,330)
Comprehensive (loss) income attributable to Gravitas Education Holdings, Inc.	$ (42,705)	$ 8,515	$ (38,889)